Financial Instruments - Schedule of Contractual Undiscounted Cash Obligations (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Acceptances	₨ 81,381		₨ 102,759
Lease liability	6,411		6,599
Trade and other payables	209,345		192,019
Borrowings	727,285		714,818
Derivative financial liabilities	3,550		1,411
Financial liabilities	1,027,972	$ 14,055	1,017,606
Not later than one year [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Acceptances	81,381		102,759
Lease liability	4,808		4,566
Trade and other payables	198,192		180,679
Borrowings	234,645		259,161
Derivative financial liabilities	2,786		960
Financial liabilities	521,812	7,134	548,125
Later than one year and not later than three years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Lease liability	601		950
Trade and other payables	11,153		11,339
Borrowings	220,879		244,823
Derivative financial liabilities	764		451
Financial liabilities	233,397	3,191	257,563
Later than three years and not later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Lease liability	220		404
Trade and other payables	0		1
Borrowings	116,726		95,469
Financial liabilities	116,946	1,599	95,874
Later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Lease liability	782		679
Borrowings	155,035		115,365
Financial liabilities	₨ 155,817	$ 2,130	₨ 116,044